INCOME TAXES - Schedule of Reconciliation of Income Tax (Credit) Expense from Income (Loss) Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME (LOSS) BEFORE INCOME TAX	$ 315,283	$ 75,096	$ (59,777)
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax expense (credit) at Macau Complementary Tax rate	$ 37,834	$ 9,012	$ (7,173)
Lump sum in lieu of Macau Complementary Tax on dividends	2,359	2,795	2,795
Effect of different tax rates of subsidiaries operating in other jurisdictions	197	(5,823)	(37,422)
Over provision in prior years	(2,622)	(189)	(442)
Effect of income for which no income tax expense is payable	(12,526)	(1,960)	(1,850)
Effect of expenses for which no income tax benefit is receivable	44,142	30,475	18,824
Effect of profits generated by gaming operations exempted	(128,145)	(93,611)	(64,437)
Losses that cannot be carried forward	0	0	979
Change in valuation allowance	58,751	67,479	89,757
Income tax (credit) expense	$ (10)	$ 8,178	$ 1,031